Acquisitions and business divestments - Acquisitions, Pro forma financial information (Details) - GEIS - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Acquisitions and business divestments
Total revenues	$ 1,317
Net income	$ 1
Total revenues		$ 28,936	$ 27,881
Income from continuing operation, net of tax		1,622	1,631
Impact on cost of sales from additional amortization of intangible assets		(10)	(20)
Impact on cost of sales from fair valuing acquired inventory		26	(26)
Impact on cost of sales from additional depreciation of property, plant and equipment		(4)	(8)
Impact on selling, general and administrative expenses from additional amortization of intangible assets		(5)	(12)
Impact on selling, general and administrative expenses from acquisition-related costs		44	20
Impact on interest expense from financing costs		(15)	(62)
Taxation adjustments		(5)	33
Total pro forma adjustments		$ 31	$ (75)